Accounts receivable - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable
Allowance for doubtful accounts	$ 20,759	$ 8,992	$ 31,986	$ 38,223
Aeroenlaces Nacionales, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	33.00%	21.16%	23.76%
Percentage of entity's revenue	21.07%	17.79%	16.84%
Concesionaria Vuela Compañía de Aviacion, S.A.P.I. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	28.10%	27.40%	24.20%
Percentage of entity's revenue	17.36%	16.11%	13.79%
ABC Aerolíneas, S. A. de C. V.
Accounts Receivable
Percentage of entity's revenue	4.24%	10.38%	11.19%
Aerolitoral, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	8.98%	20.88%	21.47%
Percentage of entity's revenue	10.49%	13.26%	14.99%
Aerovías de México, S. A. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	4.74%	6.70%	7.15%
Percentage of entity's revenue	4.07%	4.07%	4.41%